Contract Balances	12 Months Ended
Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract Balances
9. Contract Balances
The Company has rights to consideration for services completed but not billed at the reporting date. Unbilled receivables are classified as receivables when the Company has the right to invoice the customer. The amount of unbilled receivables at December 31, 2018 and 2019 is $503 and $1,622 and has been included within accounts receivable on the consolidated balance sheet.
Contract liabilities consist of deferred revenue and include billings in advance of performance under the contract. Such amounts are recognized as revenue over the contractual period. For the years ended December 31, 2018 and 2019, the Company recognized revenue of $56,516 and $59,006, respectively, that was included in the corresponding contract liability balance at the beginning of the periods presented.
The Company receives payments from customers based upon contractual billing schedules. The Company typically invoices its customers annually in advance for their annual software access fee. The Company record accounts receivable when the right to consideration becomes unconditional. Payment terms on invoiced amounts are typically net 30 days.